CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Common stock par value per share	$ 0.0001	$ 0.0001
Common stock shares authorized	225,000,000	141,900,000
Common stock shares issued	7,472,835	7,139,216
Common stock shares outstanding	7,472,835	7,139,216
Series A convertible preferred stock [Member]
Preferred stock par value per share	$ 0.0001	$ 0.0001
Preferred stock shares authorized	47,628,788	47,628,788
Preferred stock shares issued	47,628,788	47,628,788
Preferred stock shares outsstanding	47,628,788	47,628,788
Preferred stock liquidation preference	$ 47,629
Series A-1 convertible preferred stock [Member]
Preferred stock par value per share	$ 0.0001	$ 0.0001
Preferred stock shares authorized	6,500,000	6,500,000
Preferred stock shares issued	6,500,000	6,500,000
Preferred stock shares outsstanding	6,500,000	6,500,000
Preferred stock liquidation preference	$ 5,753
Series B convertible preferred stock [Member]
Preferred stock par value per share	$ 0.0001	$ 0.0001
Preferred stock shares authorized	54,689,627	54,689,627
Preferred stock shares issued	54,689,627	54,689,627
Preferred stock shares outsstanding	54,689,627	54,689,627
Preferred stock liquidation preference	$ 60,000